Provisions (Tables)	12 Months Ended
Jun. 30, 2021
Provisions
Schedule of provisions

The following table shows the movements in the Group's provisions categorized by type:

	Legal claims (i)	Investments in associates and joint ventures (ii)	Site dismantling and remediation (iii)	Other provisions (v)	Total
June 30, 2019	3,645	13,009	514	3,793	20,961
Additions	706	-	50	-	756
Transfers	(27)	-	-	-	(27)
Incorporated by business combinations	86	-	-	-	86
Share of loss of associates and joint ventures	-	(11,206)	-	-	(11,206)
Used during the year	(1,048)	(1,529)	-	(272)	(2,849)
Inflation adjustment	(120)	-	-	-	(120)
Currency translation adjustment	552	(248)	108	299	711
As of June 30, 2020	3,794	26	672	3,820	8,312
Additions	480	-	28	(111)	397
Transfers	(2)	-	-	-	(2)
Deconsolidation (see Note 4)	(3,093)	-	(653)	(3,349)	(7,095)
Used during the year	(145)	(12)	-	(28)	(185)
Inflation adjustment	(130)	-	-	-	(130)
Transfer to / of assets available for sale	6	-	-	-	6
Currency translation adjustment	(384)	-	(47)	(332)	(763)
As of June 30, 2021	526	14	-	-	540
	06.30.21	06.30.20
Non-current	389	4,643
Current	151	3,669
Total	540	8,312